Intangible assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Aug. 19, 2024	Jan. 09, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 58,900	$ 116,500	$ 350,300
Additions to intangible assets	0
Order backlog
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization	500,000
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization	$ 202,000
HumanFirst Inc
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					$ 9,900
KCR S.A Group
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 45,100
KCR S.A Group | Order backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				3,700
KCR S.A Group | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 41,400